UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        December 31, 2010
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 200
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz            Omaha, Nebraska              February 10, 2011
---------------------------     --------------------------    ------------------
  Signature                       City, State                  Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ---------------------

Form 13F Information Table Entry Total:                      71
                                                          ---------------------

Form 13F Information Table Value Total:                   $2,041,173
                                                          ---------------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                            31-Dec-10
13F FILE NO. 28-3062
                                                      FORM 13F INFORMATION TABLE

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           COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
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                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING
         NAME OF ISSUER       TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     75,920    1,565,690 SH            Sole       N/A       Shared
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105     19,388      559,873 SH            Sole       N/A       Shared
TYCO INTERNATIONAL LTD        SHS             H89128104     50,979    1,230,200 SH            Sole       N/A       Shared
ACI WORLDWIDE INC             COM             004498101     17,288      643,400 SH            Sole       N/A       Shared
AON CORP                      COM             037389103    106,145    2,306,998 SH            Sole       N/A       Shared
APACHE CORP                   COM             037411105        596        5,000 SH            Sole       N/A        Sole
APPLE INC                     COM             037833100        125          388 SH            Sole       N/A        Sole
ASCENT MEDIA CORP             COM SER A       043632108     26,318      679,000 SH            Sole       N/A        Sole
BAXTER INTL INC               COM             071813109     17,453      344,790 SH            Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      9,997           83 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     88,954    1,110,400 SH            Sole       N/A        Sole
BROWN & BROWN INC             COM             115236101      9,946      415,450 SH            Sole       N/A       Shared
CABELAS INC                   COM             126804301     14,552      669,054 SH            Sole       N/A       Shared
COMCAST CORP NEW              CL A            20030N101        160        7,300 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A SPL        20030N200     46,361    2,227,800 SH            Sole       N/A       Shared
COMPASS MINERALS INTL INC     COM             20451N101      8,024       89,890 SH            Sole       N/A       Shared
CONOCOPHILLIPS                COM             20825C104     86,729    1,273,555 SH            Sole       N/A       Shared
CUMULUS MEDIA INC             CL A            231082108      8,189    1,900,000 SH            Sole       N/A        Sole
DELL INC                      COM             24702R101     84,604    6,243,859 SH            Sole       N/A       Shared
DEVON ENERGY CORP NEW         COM             25179M103        275        3,500 SH            Sole       N/A        Sole
DIAGEO P L C                  SPON ADR NEW    25243Q205     15,609      210,000 SH            Sole       N/A        Sole
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302     12,475      340,000 SH            Sole       N/A        Sole
EOG RES INC                   COM             26875P101        457        5,000 SH            Sole       N/A        Sole
EAGLE MATERIALS INC           COM             26969P108     29,433    1,041,870 SH            Sole       N/A       Shared
EHEALTH INC                   COM             28238P109      1,419      100,000 SH            Sole       N/A        Sole
ENERGIZER HLDGS INC           COM             29266R108      4,374       60,000 SH            Sole       N/A        Sole
FLIR SYS INC                  COM             302445101      1,785       60,000 SH            Sole       N/A        Sole
GOOGLE INC                    CL A            38259P508     59,308       99,851 SH            Sole       N/A       Shared
GRAND CANYON ED INC           COM             38526M106     40,588    2,071,890 SH            Sole       N/A       Shared
ITT EDUCATIONAL SERVICES INC  COM             45068B109        239        3,758 SH            Sole       N/A        Sole
ICONIX BRAND GROUP INC        COM             451055107      2,897      150,000 SH            Sole       N/A        Sole
INTELLIGENT SYS CORP NEW      COM             45816D100      2,928    2,270,000 SH            Sole       N/A        Sole
INTERVAL LEISURE GROUP INC    COM             46113M108     23,053    1,428,316 SH            Sole       N/A       Shared
IRON MTN INC                  COM             462846106     13,933      557,100 SH            Sole       N/A       Shared
KENNEDY-WILSON HLDGS INC      COM             489398107        300       30,000 SH            Sole       N/A        Sole
KNOLOGY INC                   COM             499183804      3,217      205,801 SH            Sole       N/A        Sole
KNOT INC                      COM             499184109     21,708    2,197,210 SH            Sole       N/A       Shared
LABORATORY CORP AMER HLDGS    COM NEW         50540R409     42,421      482,500 SH            Sole       N/A       Shared
LIBERTY GLOBAL INC            COM SER C       530555309     75,397    2,224,763 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    113,014    7,166,369 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302     31,349      501,108 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708     23,125      347,850 SH            Sole       N/A       Shared
LIVE NATION ENTERTAINMENT IN  COM             538034109     36,142    3,164,800 SH            Sole       N/A       Shared
LOCKHEED MARTIN CORP          COM             539830109     20,168      288,480 SH            Sole       N/A        Sole
MARTIN MARIETTA MATLS INC     COM             573284106     61,074      662,125 SH            Sole       N/A       Shared
MICROSOFT CORP                COM             594918104    100,774    3,609,378 SH            Sole       N/A       Shared
MOHAWK INDS INC               COM             608190104     30,753      541,800 SH            Sole       N/A       Shared
MONSANTO CO NEW               COM             61166W101     42,529      610,692 SH            Sole       N/A       Shared
NEWCASTLE INVT CORP           COM             65105M108        302       45,000 SH            Sole       N/A        Sole
OMNICARE INC                  COM             681904108    120,406    4,742,273 SH            Sole       N/A       Shared
OMNICOM GROUP INC             COM             681919106     27,867      608,445 SH            Sole       N/A        Sole
PRAXAIR INC                   COM             74005P104     14,321      150,000 SH            Sole       N/A        Sole
PRESTIGE BRANDS HLDGS INC     COM             74112D101      3,346      280,000 SH            Sole       N/A        Sole
PROCTER & GAMBLE CO           COM             742718109     14,796      230,000 SH            Sole       N/A        Sole
REDWOOD TR INC                COM             758075402     96,497    6,463,274 SH            Sole       N/A       Shared
REPUBLIC SVCS INC             COM             760759100        821       27,500 SH            Sole       N/A        Sole
SAIC INC                      COM             78390X101      1,586      100,000 SH            Sole       N/A        Sole
SANDRIDGE ENERGY INC          COM             80007P307     57,340    7,833,388 SH            Sole       N/A       Shared
SKECHERS U S A INC            CL A            830566105      1,614       80,713 SH            Sole       N/A        Sole
SOUTHWESTERN ENERGY CO        COM             845467109      9,743      260,300 SH            Sole       N/A        Sole
STRAYER ED INC                COM             863236105      5,491       36,074 SH            Sole       N/A       Shared
TD AMERITRADE HLDG CORP       COM             87236Y108      1,519       80,000 SH            Sole       N/A        Sole
TARGET CORP                   COM             87612E106        752       12,500 SH            Sole       N/A        Sole
TEXAS INSTRS INC              COM             882508104     94,666    2,912,800 SH            Sole       N/A       Shared
TREE COM INC                  COM             894675107        566       60,000 SH            Sole       N/A        Sole
US BANCORP DEL                COM NEW         902973304      1,820       67,500 SH            Sole       N/A        Sole
UNITED PARCEL SERVICE INC     CL B            911312106     40,463      557,500 SH            Sole       N/A        Sole
VIACOM INC NEW                CL B            92553P201        127        3,200 SH            Sole       N/A        Sole
VULCAN MATLS CO               COM             929160109     25,915      584,200 SH            Sole       N/A       Shared
WAL MART STORES INC           COM             931142103     29,931      555,000 SH            Sole       N/A        Sole
WASHINGTON POST CO            CL B            939640108      8,812       20,050 SH            Sole       N/A       Shared
                                                       ---------------------------
                              71                         2,041,173   77,416,608
                                                       ---------------------------